Long-Term Debt	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Long-term Debt
8. Long-Term Debt
On January 26, 2018, Teekay Parent completed a private offering of $125.0 million in aggregate principal amount of 5% Convertible Senior Notes due January 17, 2023 (or the Convertible Notes). During the year ended December 31, 2023, Teekay Parent repurchased the remaining principal amount of the Convertible Notes of $21.2 million.

The weighted-average interest rate on the Company’s aggregate long-term debt, until the redemption of the Convertible Notes on January 17, 2023, was 5%. Thereafter, the Company had no long-term debt outstanding.

As of December 31, 2024, Teekay Tankers had one revolving credit facility (or the 2023 Revolver), which as at such date, provided for aggregate borrowings of up to $254.0 million (December 31, 2023 - $321.8 million), of which $254.0 million (December 31, 2023 - $321.8 million) was undrawn. The 2023 Revolver matures in May 2029, and interest payments are based on the Secured Overnight Financing Rate (or SOFR) plus a margin of 2.00%. The total amount available under the 2023 Revolver decreases by $67.8 million (2025), $66.4 million (2026), $55.0 million (2027), $43.3 million (2028), and $21.5 million (2029). The 2023 Revolver is collateralized by 19 of Teekay Tanker's vessels, together with other related security.

The 2023 Revolver requires Teekay Tankers to maintain a minimum hull coverage ratio of 125% of the total outstanding drawn balance for the facility. This requirement is assessed on a semi-annual basis with reference to vessel valuations compiled by two or more agreed upon third parties. Should this ratio drop below the required amount, the lender may request that Teekay Tankers either prepay a portion of the loan in the amount of the shortfall or provide additional collateral in the amount of the shortfall, at Teekay Tankers' option. As at December 31, 2024, the hull coverage ratio for the 2023 Revolver was not applicable due to no balance being drawn. In addition, Teekay Tankers is required to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of the greater of $35.0 million and at least 5% of Teekay Tankers' total consolidated debt. As at December 31, 2024, Teekay Tankers was in compliance with all covenants in respect of the 2023 Revolver.